INTANGIBLE ASSETS, NET (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
INTANGIBLE ASSETS, NET
Less: accumulated amortization	$ (463,676)		$ (394,596)
Intangible assets, net	319,889		401,549
Payments to acquire software	5,789	$ 23,052
Amortization expense	78,730	$ 84,676
Copyrights
INTANGIBLE ASSETS, NET
Intangible assets, gross	713,986		730,810
Software
INTANGIBLE ASSETS, NET
Intangible assets, gross	$ 69,579		$ 65,335